UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

AllianzGI Equity & Convertible Income Fund Schedule of Investments

October 31, 2013 (unaudited)

Shares		Value*
COMMON STOCK—69.0%
	Aerospace & Defense—3.1%
74,300	L-3 Communications Holdings, Inc.	$7,463,435
265,900	Textron, Inc. (a)	7,655,261
		15,118,696
	Auto Components—1.8%
190,300	Johnson Controls, Inc.	8,782,345

	Automobiles—1.6%
465,300	Ford Motor Co.	7,961,283

	Beverages—4.4%
177,500	Coca-Cola Co.	7,023,675
127,300	Molson Coors Brewing Co., Class B	6,874,200
93,800	PepsiCo, Inc.	7,887,642
		21,785,517
	Biotechnology—2.6%
29,300	Amgen, Inc.	3,398,800
129,200	Gilead Sciences, Inc. (a) (b)	9,171,908
		12,570,708
	Chemicals—1.0%
45,000	Monsanto Co.	4,719,600

	Communications Equipment—5.0%
284,200	Cisco Systems, Inc.	6,394,500
155,500	Harris Corp.	9,634,780
122,500	Qualcomm, Inc.	8,510,075
		24,539,355
	Computers & Peripherals—2.8%
13,400	Apple, Inc.	6,999,490
289,800	EMC Corp.	6,975,486
		13,974,976
	Construction & Engineering—0.2%
13,000	Fluor Corp. (a)	964,860

	Diversified Telecommunication Services—1.5%
145,200	Verizon Communications, Inc.	7,334,052

	Electric Utilities—1.6%
54,202	Entergy Corp.	3,507,954
85,560	Exelon Corp.	2,441,882
67,052	PPL Corp.	2,053,803
		8,003,639
	Electronic Equipment, Instruments & Components—1.5%
92,700	Amphenol Corp., Class A	7,442,883

	Energy Equipment & Services—4.5%
68,900	Diamond Offshore Drilling, Inc.	4,266,977
89,700	National Oilwell Varco, Inc.	7,281,846
96,700	Schlumberger Ltd.	9,062,724
99,113	Weatherford International Ltd. (b)	1,629,418
		22,240,965
	Food & Staples Retailing—0.7%
27,500	Costco Wholesale Corp.	3,245,000

	Health Care Equipment & Supplies—2.1%
111,100	Baxter International, Inc.	7,318,157
8,300	Intuitive Surgical, Inc. (b)	3,083,450
		10,401,607

Shares		Value*
	Health Care Providers & Services—2.0%
62,600	McKesson Corp.	$9,786,884

	Hotels, Restaurants & Leisure—2.4%
76,200	McDonald’s Corp.	7,354,824
53,600	Starbucks Corp.	4,344,280
		11,699,104
	Household Products—1.6%
98,600	Procter & Gamble Co.	7,961,950

	Independent Power Producers & Energy Traders—0.9%
153,999	NRG Energy, Inc.	4,393,591

	Industrial Conglomerates—1.7%
326,059	General Electric Co.	8,523,182

	Insurance—2.2%
18,450	American International Group, Inc.	952,943
81,740	Assured Guaranty Ltd.	1,675,670
100,200	Prudential Financial, Inc.	8,155,278
		10,783,891
	Internet & Catalog Retail—0.8%
10,800	Amazon.com, Inc. (b)	3,931,524

	Internet Software & Services—1.9%
9,200	Google, Inc., Class A (b)	9,481,336

	IT Services—2.2%
37,200	International Business Machines Corp.	6,666,612
20,200	Visa, Inc., Class A	3,972,734
		10,639,346
	Machinery—4.1%
151,500	AGCO Corp.	8,844,570
80,300	Deere & Co.	6,571,752
81,300	Joy Global, Inc.	4,613,775
		20,030,097
	Media—0.4%
36,200	Comcast Corp., Class A	1,722,396

	Metals & Mining—1.0%
132,400	Freeport-McMoRan Copper & Gold, Inc.	4,867,024

	Multiline Retail—1.5%
115,500	Target Corp.	7,483,245

	Oil, Gas & Consumable Fuels—3.0%
24,429	Apache Corp.	2,169,295
77,900	Occidental Petroleum Corp.	7,484,632
110,100	Peabody Energy Corp.	2,144,748
70,500	Valero Energy Corp.	2,902,485
		14,701,160
	Pharmaceuticals—1.6%
132,900	Bristol-Myers Squibb Co.	6,979,908
23,345	Teva Pharmaceutical Industries Ltd., ADR	865,866
		7,845,774
	Semiconductors & Semiconductor Equipment—3.1%
270,000	Intel Corp.	6,596,100
205,200	Texas Instruments, Inc.	8,634,816
		15,230,916
	Software—3.2%
234,500	Microsoft Corp.	8,289,575
227,900	Oracle Corp.	7,634,650
		15,924,225

Shares		Value*
	Specialty Retail—1.0%
65,900	Home Depot, Inc.	$5,132,951
	Total Common Stock (cost-$389,440,446)	339,224,082

CONVERTIBLE PREFERRED STOCK—20.1%
	Aerospace & Defense—0.6%
49,750	United Technologies Corp., 7.50%, 8/1/15	3,148,180

	Airlines—0.8%
82,015	Continental Airlines Finance Trust II, 6.00%, 11/15/30	3,741,934

	Auto Components—0.7%
59,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	3,572,424

	Automobiles—0.7%
63,000	General Motors Co., 4.75%, 12/1/13, Ser. B	3,233,160

	Biotechnology—0.7%
52,925	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (c)	3,358,620

	Capital Markets—0.7%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	3,601,032
33,400	Escrow Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (b) (d) (e)	101,449
		3,702,481
	Commercial Banks—1.1%
2,800	Huntington Bancshares, Inc., 8.50%, 12/31/49 (f)	3,581,200
1,750	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (f)	1,993,250
		5,574,450
	Communications Equipment—1.3%
3,175	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	3,207,544
49,990	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (c)	3,139,972
		6,347,516
	Computers & Peripherals—0.6%
127,440	JP Morgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (c)	2,894,162

	Diversified Financial Services—0.9%
4,225	Bank of America Corp., 7.25%, 12/31/49, Ser. L (f)	4,552,437

	Electric Utilities—0.5%
43,000	NextEra Energy, Inc., 5.599%, 6/1/15	2,483,680

	Energy Equipment & Services—1.0%
98,465	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (c)	4,880,910

	Food Products—0.9%
38,800	Bunge Ltd., 4.875%, 12/31/49 (f)	4,264,120

	Health Care Providers & Services—0.8%
2,935	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	3,854,756

	Household Durables—0.7%
94,910	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (c)	3,263,006

	Insurance—1.0%
71,840	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (c)	3,212,685
58,700	MetLife, Inc., 5.00%, 3/26/14	1,686,451
		4,899,136
	Internet & Catalog Retail—0.8%
4,150	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (c)	3,861,907

	IT Services—0.6%
41,500	Unisys Corp., 6.25%, 3/1/14	2,997,130

Shares		Value*
	Machinery—0.6%
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	$2,988,180

	Metals & Mining—1.5%
157,160	ArcelorMittal, 6.00%, 1/15/16	3,806,227
149,400	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	3,392,874
		7,199,101
	Multi-Utilities—0.5%
47,650	AES Trust III, 6.75%, 10/15/29	2,399,654

	Oil, Gas & Consumable Fuels—0.8%
20,300	ATP Oil & Gas Corp., 8.00%, 12/31/49 (f) (g) (h)	1,218
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	2,676,881
12,975	SandRidge Energy, Inc., 7.00%, 12/31/49 (f)	1,325,072
		4,003,171
	Real Estate Investment Trust—1.5%
118,500	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (f)	3,021,750
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	2,296,458
31,930	Health Care REIT, Inc., 6.50%, 12/31/49, Ser. I (f)	1,882,593
		7,200,801
	Road & Rail—0.9%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	4,422,539
	Total Convertible Preferred Stock (cost-$97,914,426)	98,843,455

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—9.1%
	Capital Markets—1.1%
$2,400	Ares Capital Corp., 5.75%, 2/1/16	2,590,500
2,895	BGC Partners, Inc., 4.50%, 7/15/16	2,990,897
		5,581,397
	Coal—0.3%
1,525	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	1,456,375

	Construction Materials—0.7%
2,870	Cemex S.A.B. de C.V., 4.875%, 3/15/15	3,329,200

	Electrical Equipment—0.9%
2,535	EnerSys, 3.375%, 6/1/38 (i)	4,288,916

	Hotels, Restaurants & Leisure—1.0%
2,545	MGM Resorts International, 4.25%, 4/15/15	3,123,988
1,705	Morgans Hotel Group Co., 2.375%, 10/15/14	1,638,931
		4,762,919
	Machinery—2.1%
2,800	Greenbrier Cos, Inc., 3.50%, 4/1/18	3,060,750
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (i)	3,052,500
850	7.875%, 3/1/26 (g) (h)	1,031,688
2,950	Navistar International Corp., 3.00%, 10/15/14	3,044,031
		10,188,969
	Marine—0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14	1,050,500

	Media—0.5%
5,200	Liberty Interactive LLC, 3.50%, 1/15/31	2,730,000

	Metals & Mining—0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,376,937

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—0.5%
$2,765	Endeavour International Corp., 5.50%, 7/15/16	$2,355,434

	Semiconductors & Semiconductor Equipment—0.7%
2,800	SunPower Corp., 4.75%, 4/15/14	3,368,750

	Software—0.6%
3,000	TeleCommunication Systems, Inc., 7.75%, 6/30/18	2,910,000
	Total Convertible Bonds & Notes (cost-$41,245,533)	44,399,397

SHORT-TERM INVESTMENT—0.7%
	Time Deposit—0.7%
3,456	Citibank-London, 0.03%, 11/1/13 (cost-$3,455,905)	3,455,905

	Total Investments, before call options written (cost-$532,056,310)— (j) 98.9%	485,922,839

Contracts
CALL OPTIONS WRITTEN (b)—0.0%
	Fluor Corp., (ASE),
65	strike price $80, expires 11/16/13	(2,112)
	Gilead Sciences, Inc., (ASE),
645	strike price $72.5, expires 11/16/13	(51,278)
	Total Call Options Written (premiums received-$50,305)	(53,390)

	Total Investments, net of call options written (cost-$532,006,005)—98.9%	485,869,449
	Other assets less other liabilities—1.1%	5,593,400
	Net Assets—100.0%	$491,462,849

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager, Allianz Global Investors Fund Management LLC (“AGIFM”) and Allianz Global Investors U.S. LLC (“AGI U.S.”) (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be approprirate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b) Non-income producing.

(c) Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(d) In default.

(e) Fair-Valued—Security with an aggregate value of $101,449 representing less than 0.05% of net assets.

(f) Perpetual maturity. Maturity date shown is the next call date.

(g) Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $1,032,906, representing 0.2% of net assets.

(h) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(j) At October 31, 2013, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $532,175,873. Gross unrealized appreciation was $20,452,974, gross unrealized depreciation was $66,706,008 and net unrealized depreciation was $46,253,034. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Other Investments:

Transactions in call options written for the nine months ended October 31, 2013:

	Contracts	Premiums
Options outstanding, January 31, 2013	5,740	$306,244
Options written	50,660	3,191,144
Options terminated in closing purchase transactions	(24,555)	(1,478,231)
Options expired	(31,135)	(1,968,852)
Options outstanding, October 31, 2013	710	$50,305

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2013 were intended to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 and 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

A summary of the inputs used at October 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/2013
Investments in Securities - Assets
Common Stock	$339,224,082	—	—	$339,224,082
Convertible Preferred Stock:
Airlines	—	$3,741,934	—	3,741,934
Biotechnology	—	—	$3,358,620	3,358,620
Capital Markets	—	3,601,032	101,449	3,702,481
Communications Equipment	3,207,544	—	3,139,972	6,347,516
Computers & Peripherals	—	—	2,894,162	2,894,162
Energy Equipment & Services	—	—	4,880,910	4,880,910
Health Care Providers & Services	—	3,854,756	—	3,854,756
Household Durables	—	—	3,263,006	3,263,006
Insurance	1,686,451	—	3,212,685	4,899,136
Internet & Catalog Retail	—	—	3,861,907	3,861,907
Metals & Mining	3,392,874	3,806,227	—	7,199,101
Oil, Gas & Consumable Fuels	1,325,072	2,678,099	—	4,003,171
Road & Rail	—	4,422,539	—	4,422,539
All Other	42,414,216	—	—	42,414,216
Convertible Bonds & Notes	—	44,399,397	—	44,399,397
Short-Term Investment	—	3,455,905	—	3,455,905
Total Investments in Securities - Assets	391,250,239	69,959,889	24,712,711	485,922,839
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	(53,390)	—	—	(53,390)
Total Investments	$391,196,849	$69,959,889	$24,712,711	$485,869,449

At October 31, 2013, the Fund had no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2013, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/13	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/13
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	$—	$2,930,087	$—	$—	$—	$428,534	—	—	$3,358,620
Capital Markets	1,895,942	—	(1,610,522)	—	—	(183,971)	—	—	101,449
Communications Equipment	—	3,083,583	—	—	—	56,389	—	—	3,139,972
Computers & Peripherals	—	3,051,258	—	—	—	(157,095)	—	—	2,894,162
Energy Equipment & Services	—	4,601,525	—	—	—	279,384	—	—	4,880,910
Household Durables	—	3,512,315	—	—	—	(249,310)	—	—	3,263,006
Insurance	—	2,796,212	—	—	—	416,473	—	—	3,212,685
Internet & Catalog Retail	—	3,330,375	—	—	—	531,532	—	—	3,861,907
Total Investments	$1,895,942	$23,305,355	$(1,610,522)	$—	$—	$1,121,936	$—	$—	$24,712,711

The net change in unrealized appreciation/depreciation of Level 3 investments which, the Fund held at October 31, 2013, was $970,069.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at October 31, 2013:

	Ending Balance	Valuaton	Unobservable
	at 10/31/13	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	$3,358,620	Third-Party Pricing Vendor	Single Broker Quote	$63.46
Capital Markets	101,449	Analytical model	Discount factor	86.38%
Communications Equipment	3,139,972	Third-Party Pricing Vendor	Single Broker Quote	$62.81
Computers & Peripherals	2,894,162	Third-Party Pricing Vendor	Single Broker Quote	$22.71
Energy Equipment & Services	4,880,910	Third-Party Pricing Vendor	Single Broker Quote	$49.57
Household Durables	3,263,006	Third-Party Pricing Vendor	Single Broker Quote	$34.38
Insurance	3,212,685	Third-Party Pricing Vendor	Single Broker Quote	$44.72
Internet & Catalog Retail	3,861,907	Third-Party Pricing Vendor	Single Broker Quote	$930.58

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 23, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 23, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 23, 2013